As filed with the Securities and Exchange Commission on March 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2008

Date of reporting period:  12/31/2008

Item 1. Reports to Stockholders.

Annual Report

December 31, 2008

Fund Adviser:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus.  Please read it carefully before investing.

Management Discussion and Analysis
Investment Results – Period Ended December 31, 2008 (Unaudited)

As indicated by the following tables, the Core Fund Class I returned 3.24% for the fiscal year 2008 and Class Y returned 3.49%.  Both share classes (the Fund) outperformed the 1-Year Constant Maturity Treasury Index.  Class I by 143 basis points and Class Y by 168 basis points (a basis point is equal to 1/100th of 1%).

The Fund outperformed the Index by maintaining a high yield throughout the year.  The interest rate advantage the Core Fund realized over the index was primarily the result of the steep U.S. Treasury interest rate curve and wider interest rate spreads available from U.S. Government Agency bonds and Agency mortgage backed securities.  Although the NAV of the Fund did decline during 2008 (the return of the index is solely based on interest and not on capital gains or losses), the higher yield generated from the Fund was sufficient to offset the capital loss and result in outperforming the index.  Management is very pleased with the overall results of the Fund for 2008.  With the exception of October, the Fund realized positive returns every month.

Annualized Rates of Return (I - Class) as of 12/31/2008
	Time Period	1-YR CMT**	The Fund (I Shares)
1 Year		1.81%	3.24%
5 Year		2.93%	3.27%
Inception-to-Date (01/09/2002)		2.86%	2.84%

Gross expense ratio: 1.84%1       Net expense ratio: 1.44%1(after Adviser waiver)
The Adviser has contractually agreed to waive fees and/or reimburse expenses through April, 2009

Annualized Rates of Return (Y - Class) as of 12/31/2008
	Time Period	1-YR CMT**	The Fund (Y Shares)
1 Year		1.81%	3.49%
Inception-to-Date (05/01/2007)		2.79%	4.34%

Gross expense ratio: 1.84%1       Net expense ratio: 1.19%1(after Adviser waiver)
The Adviser has contractually agreed to waive fees and/or reimburse expenses through April, 2009

1The Gross expense ratio and Net expense ratio for each class are for fiscal year ended 12/31/07, as disclosed in the Fund’s Prospectus.  The Gross expense ratio and Net expense ratio for the I-class and Y-class include .81% of interest expense that the Fund incurred during 2007.  The Net expense ratio less the interest expense for the Y-class is .38% and for the I-class is ..63%.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655.  Class Y shares impose a 1.00% redemption fee on shares redeemed within 120 days or less.  Performance data does not reflect the redemption fee.  If it had returns would be lower.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. ** The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

Mutual fund investing involves risk.  Principal loss is possible.  Debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Core Fund is distributed by Quasar Distributors, LLC (2.09)

THE CORE FUND
EXPENSES
DECEMBER 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2008 through December 31, 2008.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	July 1, 2008
	Account Value	Account Value	Through
	July 1, 2008	December 31, 2008	December 31, 2008

Actual - Class I	$1,000.00	$1,012.30	$6.68
Hypothetical
(5% return before expenses)	1,000.00	1,018.50	6.70

Actual - Class Y	$1,000.00	$1,013.60	$5.42
Hypothetical
(5% return before expenses)	1,000.00	1,019.76	5.43

* Expenses are equal to the Fund’s annualized expense ratio of 1.32% for Class I and 1.07% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 1.23% for Class I and 1.36% for Class Y for the six-month period of July 1, 2008 to December 31, 2008.

THE CORE FUND
FUND PROFILE
December 31, 2008 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	88.64%
Asset Backed Securities	12.83%
Municipal Bonds	5.28%
Short Term Investments	7.58%
Liabilities in excess of other assets, net	(14.33)%
Total Net Assets	100.00%

The CORE Fund
Schedule of Investments
December 31, 2008

	Principal
	Amount	Value
MUNICIPAL BONDS - 5.28%
Pennsylvania - 5.28%
Pennsylvania State Higher Education Assistance Agency
3.030%, 06/01/2047 (a)(b)(e)	$5,000,000	$5,000,000
Pennsylvania State Higher Education Assistance Agency
2.137%, 05/01/2046 (a)(b)(e)	5,000,000	5,000,000
TOTAL MUNINCIPAL BONDS (Cost $10,000,000)		10,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 88.64%
FFCB - 9.29%
4.125%, 04/22/2013	3,000,000	3,001,206
4.50%, 04/07/2014 (c)	4,000,000	4,001,736
4.70%, 04/28/2015	1,500,000	1,531,842
5.00%, 04/08/2016	3,000,000	3,001,446
5.50%, 05/29/2014	3,000,000	3,049,806
5.55%, 01/29/2014 (c)	3,000,000	3,009,804
		17,595,840

FHLB - 19.88%
4.80%, 02/12/2018	1,500,000	1,500,439
4.80%, 02/22/2018 (b)	1,500,000	1,547,250
4.69%, 06/10/2015 (c)	1,000,000	1,010,840
5.00%, 03/12/2015	5,785,000	5,786,736
5.00%, 04/17/2018	1,500,000	1,498,031
5.10%, 11/19/2014 (b)	3,000,000	3,210,000
5.20%, 08/27/2013	3,500,000	3,692,276
5.20%, 11/20/2014	3,000,000	3,095,595
5.24%, 02/28/2013	3,500,000	3,590,265
5.25%, 09/15/2017 (b)	1,247,562	1,278,751
5.25%, 11/08/2017 (b)(c)	5,000,000	5,367,500
5.45%, 02/09/2012 (c)	3,000,000	3,014,025
5.55%, 06/12/2012	3,000,000	3,060,948
		37,652,656

FHLMC - 20.47%
4.05%, 12/30/2010	2,000,000	2,031,570
4.50%, 05/13/2013	3,000,000	3,007,215
4.50%, 06/12/2013	2,000,000	2,028,078
5.375%, 01/09/2014	3,000,000	3,002,217
5.786%, 08/01/2037	940,045	958,137
Pool E01641 , 4.50%, 05/01/2019	932,803	960,267
Pool M80718, 5.00%, 01/01/2009	118,828	118,828
Pool M80765, 5.00%, 08/01/2009	163,921	164,268
Pool G08067 , 5.00%, 07/01/2035	1,923,847	1,969,019
Pool G30284, 5.00%, 02/01/2026	1,431,285	1,470,758
Pool C90779, 5.00%, 01/01/2024	911,963	937,562
Pool 1B1691, 4.623%, 05/01/2034 (a)	929,353	926,931
Pool G12785, 5.50%, 08/01/2017	1,218,175	1,260,990
Pool 780242, 5.913%, 02/01/2033 (a)	93,529	94,631
Pool 781955, 6.85%, 05/01/2034 (a)	420,515	417,511
Pool 847661, 5.768%, 12/01/2036 (a)	1,573,744	1,605,833
Pool 1N1628, 5.82%, 06/01/2037 (a)	1,398,269	1,432,275
Pool D97199, 6.00%, 02/01/2027	2,063,564	2,130,273
Pool C91000, 6.00%, 11/01/2026	2,650,520	2,737,876
Pool C90580, 6.00%, 09/01/2022	307,037	318,028
Pool G30360, 6.00%, 10/01/2027	2,439,992	2,518,870
Pool 780346, 5.223%, 03/01/2033 (a)	235,838	235,186
Series 2690, 4.50%, 11/15/2028	1,500,000	1,525,936
Series 2776, 4.00%, 01/15/2034	1,037,486	1,038,547
Series 3128, 5.00%, 10/15/2027	2,000,000	2,054,378
Series 3187, 5.00%, 02/15/2032	1,445,559	1,467,364
Series 3414, 5.00%, 12/15/2036	1,410,885	1,442,060
Series R016, 5.125%, 06/01/2018	538,866	547,775
Series 410926, 5.686%, 07/01/2035 (a)	201,863	205,325
Series 410924, 7.65%, 05/01/2035 (a)	144,963	146,531
		38,754,239

The accompanying notes are an integral part of these financial statements.

FNMA - 38.17%
4.00%, 04/29/2013 (b)	$2,000,000	$2,016,000
4.00%, 04/30/2018	2,000,000	2,004,204
4.25%, 02/27/2013 (a)(c)	6,000,000	6,025,542
4.25%, 05/08/2013	2,000,000	2,019,768
4.30%, 04/15/2016	1,000,000	1,019,720
4.375%, 08/22/2013 (c)	10,000,000	10,044,270
4.50%, 06/19/2013	3,000,000	3,042,282
4.75%, 07/11/2013 (c)	6,000,000	6,005,262
5.10%, 06/26/2018	1,000,000	1,000,864
5.70%, 10/05/2021 (b)	1,000,000	1,030,000
5.75%, 06/15/2020	750,000	750,758
6.00%, 07/10/2018	1,000,000	1,135,005
6.11%, 12/21/2029 (b)	2,000,000	2,020,000
Pool 735301, 4.00%, 03/01/2020 (a)	1,778,901	1,808,602
Pool 735529, 4.459%, 08/01/2034 (a)	821,191	823,609
Pool 826046, 4.701%, 07/01/2035 (a)	1,596,708	1,609,299
Pool 002345, 5.00%, 02/01/2018 (a)	572,100	592,468
Pool 357413, 5.00%, 07/01/2018	1,892,873	1,954,349
Pool 257163, 5.00%, 04/01/2028	1,928,517	1,975,295
Pool 843024, 5.141%, 09/01/2035 (a)	829,916	849,934
Pool 832922, 6.711%, 09/01/2035 (a)	109,338	108,591
Pool 254192, 5.50%, 02/01/2022	1,030,203	1,062,711
Pool 255182, 5.50%, 04/01/2024	910,409	936,377
Pool 257164, 5.50%, 04/01/2028	1,911,994	1,964,343
Pool 257239, 5.50%, 06/01/2028	1,935,545	1,988,538
Pool 802854, 5.932%, 12/01/2034 (a)	822,652	803,523
Pool 256651, 6.00%, 03/01/2037	978,852	993,754
Pool 941676, 6.00%, 05/01/2037	1,823,324	1,851,083
Pool 256752, 6.00%, 06/01/2027	2,308,636	2,381,262
Pool 256890, 6.00%, 09/01/2037	904,662	918,434
Pool 256911, 6.00%, 09/01/2017	1,526,202	1,588,187
Pool 256962, 6.00%, 11/01/2027	1,654,314	1,706,356
Pool 256946, 6.50%, 10/01/2027	1,546,148	1,608,555
Pool 190609, 7.00%, 02/01/2014	136,472	144,475
Pool 754624, 7.414%, 11/01/2033 (a)	160,807	162,935
Pool 851297, 4.814%, 09/01/2035 (a)	1,274,968	1,291,062
Series 2004-28, 4.50%, 01/25/2034	1,019,348	1,037,767
Series 2007-42, 5.50%, 01/25/2036	1,396,986	1,446,587
Series 2007-B2, 5.50%, 12/25/2020	171,014	176,366
Series 2008-51, 4.50%, 11/25/2022	1,794,452	1,829,037
Series 2008-67, 6.00%, 08/25/2034	550,823	552,785
		72,279,959

GNMA - 0.83%
Pool 80701, 5.375%, 06/20/2033 (a)	233,000	231,413
Pool 80728, 5.125%, 08/20/2033 (a)	82,325	81,390
Pool 80825, 5.50%, 02/20/2034 (a)	141,975	140,156
Pool 80965, 4.625%, 07/20/2034 (a)	521,259	507,420
Series 2003-110, 5.00%, 05/20/2029	599,695	603,954
		1,564,333
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $164,809,404)		167,847,027

ASSET BACKED SECURITIES - 12.83%
Next Student Master Trust I Series 2007-1, Class A-12	4,300,000	4,300,000
3.97%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	5,000,000
3.97%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	15,000,000
4.00%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,300,000)		24,300,000

The accompanying notes are an integral part of these financial statements.

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 7.58%
Money Market Funds - 7.58%
Federated Prime Obligations Fund	5,000,000	5,000,000
Federated Government Obligations Tax-Managed Fund	5,000,000	5,000,000
Morgan Stanley Institutional Liquidity Fund Prime Portfolio	4,345,909	4,345,909
		14,345,909
TOTAL SHORT TERM INVESTMENTS (Cost $14,345,909)		14,345,909
Total Investments (Cost $213,455,313) - 114.33%		216,492,936
Liabilities in Excess of Other Assets, Net (14.33%)		(27,127,233)
TOTAL NET ASSETS - 100.00%		$189,365,703

Footnotes
Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2008
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at December 31, 2008 is $50,769,501, which represents 26.81% of total net assets.

(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of December 31, 2008 the value of these investments was $34,300,000 or 18.11% of total net assets.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements December 31, 2008

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	1.30%	12/26/2008	1/9/2009	$36,137,912	$36,130,071
				$36,137,912	$36,130,071

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts December 31, 2008

Number		Unrealized
of Contracts		(Depreciation)

265	U.S. Treasury 10-Year Note Futures Contract
	Expiring March 2009 (Underlying Face Amount at Market Value $33,323,750)	(561,897)

As of December 31, 2008, initial margin deposits of $787,050 have been pledged in connection with the open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2008

Assets:
Investments, at market (cost: $213,455,313)	$216,492,936
Deposit at broker for futures	1,088,586
Receivables:
Interest	1,596,109
Capital shares purchased	625,183
Securities sold	6,062,342
Variation margin	414,290
Prepaid Insurance	3,236
Total Assets	226,282,682

Liabilities:
Due to Custodian	3,294
Reverse repurchase agreements	36,130,071
Interest payable on reverse repurchase agreements	7,841
Distributions payable	689,460
Advisory fees	69,917
Accrued Expenses	16,396
Total Liabilities	36,916,979

Net Assets	$189,365,703

Net Assets consist of:
Paid-in capital	193,862,531
Accumulated undistributed net investment income	21,202
Net accumulated realized loss on investments	(6,993,756)
Net unrealized appreciation on investments	3,037,623
Net unrealized depreciation on futures contracts	(561,897)
Net Assets	$189,365,703

Class I
Net Assets	$29,205,374
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	3,013,813
Net Asset Value and offering price per share ($29,205,374 / 3,013,813 shares)	$9.69

Class Y
Net Assets	$160,160,329
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	16,514,636
Net Asset Value and offering price per share ($160,160,329 / 16,514,636 shares)	$9.70

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

Investment Income:
Interest	$11,080,285
Total Investment Income:	11,080,285

Expenses:
Investment advisory fees	1,825,511
Interest expense	1,510,349
Compliance officer compensation fees	26,575
Audit expenses	17,866
Legal expenses	17,100
Insurance expenses	17,079
Other expenses	13,389
Trustee expenses	13,038
Total Expenses:	3,440,907

Investment advisory fees waived - Class I	(128,303)
Investment advisory fees waived - Class Y	(969,826)
Total Waivers:	(1,098,129)
Total Net Expenses:	2,342,778

Net investment income	8,737,507

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	165,992
Net realized loss on future contracts	(3,676,988)
Net change in unrealized appreciation on investments	1,332,334
Net change in unrealized depreciation on future contracts	(419,990)
Net realized and unrealized gain(loss) on investments	(2,598,652)

Net increase in net assets resulting from operations	$6,138,855

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	December 31, 2008	December 31, 2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,737,507	$8,498,541
Net realized gain (loss) on investments	(3,510,996)	(1,484,247)
Net change in unrealized appreciation on investments	912,344	1,724,130
Net increase in net assets resulting from operations	6,138,855	8,738,424

Distributions to shareholders from:
Net investment income - Class I	(1,508,361)	(4,546,680)
Net investment income - Class Y	(7,275,852)	(4,016,908)
Net investment income - Class R	—	(678)
Total Distributions	(8,784,213)	(8,564,266)

Capital Share Transactions:
Shares sold:
Class I	7,882,398	59,572,468
Class Y	137,775,568	135,823,011
Class R	—	7,392
Shares reinvested:
Class I	286,973	2,645,302
Class Y	7,324,546	3,874,872
Class R	—	490
Shares redeemed:
Class I	(24,879,748)	(188,258,109)
Class Y	(50,881,798)	(71,837,911)
Class R	—	(53,686)
Increase (decrease) in net assets from capital share transactions	77,507,939	(58,226,171)

Total increase (decrease) in net assets	74,862,581	(58,052,013)

Net Assets:
Beginning of year	114,503,122	172,555,135
End of year	$189,365,703	$114,503,122

Accumulated undistributed net investment income	$21,202	$923

Share Transactions:
Shares sold:
Class I	802,726	6,032,616
Class Y	14,063,900	13,837,581
Class R	—	752
Shares reinvested:
Class I	29,313	300,752
Class Y	749,029	394,974
Class R	—	50
Shares redeemed:
Class I	(2,531,380)	(19,174,182)
Class Y	(5,226,929)	(7,303,919)
Class R	—	(5,466)
Net increase (decrease) from share transactions	7,886,659	(5,916,842)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	For the	For the	For the	For the	For the
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
CLASS I	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004

Net Asset Value,
Beginning of Year	$9.83	$9.83	$9.83	$9.83	$9.89

Investment Operations:
Net investment income	0.44	0.48	0.39	0.25	0.20
Net realized and unrealized gain/(loss)
on investments	(0.13)	0.00	0.00	0.01	(0.06)
Total from investment operations	0.31	0.48	0.39	0.26	0.14

Distributions from:
Net investment income	(0.45)	(0.48)	(0.39)	(0.26)	(0.20)
Total distributions	(0.45)	(0.48)	(0.39)	(0.26)	(0.20)

Net Asset Value, End of Year	$9.69	$9.83	$9.83	$9.83	$9.83

Total Return	3.24%	5.00%	4.05%	2.74%	1.38%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$29,205	$46,339	$172,509	$224,590	$181,865
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	1.89%	1.51%	1.01%	1.40%	1.00%
Before advisory fee waiver (Excluding interest expense)	1.06%	1.03%		1.00%
After advisory fee waiver (Including interest expense)	1.49%	1.05%	0.51%	0.89%	0.50%
After advisory fee waiver (Excluding interest expense)	0.66%	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.19%	4.31%	3.47%	2.09%	1.48%
After advisory fee waiver	4.59%	4.78%	3.97%	2.60%	1.98%
Portfolio turnover rate	62%	183%	81%	141%	263%

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the	For the
	Year Ended	Period Ended
CLASS Y	December 31, 2008	December 31, 2007(a)

Net Asset Value,
Beginning of Period	$9.84	$9.82

Investment Operations:
Net investment income	0.48	0.33
Net realized and unrealized gain/(loss)
on investments	(0.14)	0.03
Total from investment operations	0.34	0.36

Distributions from:
Net investment income	(0.48)	(0.34)
Total distributions	(0.48)	(0.34)

Net Asset Value, End of Period	$9.70	$9.84

Total Return	3.49%	3.72	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$160,160	$68,164
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	1.89%	2.25	%(c)
Before advisory fee waiver (Excluding interest expense)	1.06%	1.03	%(c)
After advisory fee waiver (Including interest expense)	1.24%	1.60	%(c)
After advisory fee waiver (Excluding interest expense)	0.41%	0.38	%(c)
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.19%	4.48	%(c)
After advisory fee waiver	4.84%	5.13	%(c)
Portfolio turnover rate	62%	183%

(a) For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b) Not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASHFLOWS
For the Year Ended December 31, 2008

Increase (decrease) in cash--

Cash flows from operating activites:
Net increase in net assets from operations	$6,138,855
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(164,575,868)
Proceeds for dispositions of investment securities	127,314,916
Purchase of short term investments, net	(11,362,560)
Increase in deposits with brokers for future sales	(777,915)
Increase in receivable for securities sold	(6,062,342)
Increase in receivable for variation margin	(511,166)
Increase in other assets	(2,069)
Decrease in interest receivable	52,764
Increase in payable to custodian	3,294
Increase in accrued advisory fees	18,018
Increase in distributions payable	122,940
Increase in accrued expenses	16,394
Decrease in interest payable on reverse repurchase agreements	(27,552)
Unrealized appreciation on securities	(1,332,334)
Net realized gain on investments	(165,992)
Net cash used in operating activities	(51,150,617)

Cash flows from financing activities:
Decrease in reverse repurchase agreements	(17,405,029)
Proceeds from shares sold	145,489,886
Payment on shares redeemed	(75,761,546)
Distributions paid in cash	(1,172,694)
Net cash provided by financing activities	51,150,617

Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest expense	$1,537,901
Noncash financing activity - reinvestment of dividend distributions	$7,611,519

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Fiscal Year Ended
December 31, 2008

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

For the period June 1, 2006 through April 30, 2007, the Fund had two share classes: I and R.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  Class R shares were first offered to the public on June 1, 2006.  On May 1, 2007, the Fund redeemed shares of Class R pursuant to an action approved by the Board of Trustees.  On May 1, 2007, the Fund commenced operations of Class Y shares.  Subsequent to April 30, 2007, the Fund only offers Class I and Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FASB Interpretation 157 – In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurement”.  This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund adopted the provisions of Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1- Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	Investments in	Other Financial
Description	Securities	Instruments*

Level 1 - Quoted prices	$14,345,909	$33,323,750
Level 2 - Other significant observable inputs	151,377,526	36,130,071
Level 3 - Significant unobservable inputs	50,769,501	—
Total	$216,492,936	$69,453,821

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in	Other Financial
	Securities	Instruments
Balance as of 12/31/07	$15,000,000	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	19,300,000	—
Transfers in and/or out of Level 3	16,469,501	—
Balance as of 12/31/08	$50,769,501	$—

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.  The investment income and expenses of the Fund (other than class specific expense waivers) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2008, the Fund recorded a permanent book to tax difference of $66,985 from accumulated undistributed net investment income to accumulated net realized loss.

Financial Futures Contracts – The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,“ are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security.  The Company recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales – The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

FASB Interpretation 48 – Effective June 29, 2007, the Fund adopted Financial Account Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations.  Open tax years are those that are open for exam by taxing authorities.  As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  As of December 31, 2008, there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the Fund’s tax returns for all open tax years.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified below, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; dedicated excess insurance expenses for Trustees and officers; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2007 through April 30, 2008.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2008 through April 30, 2009.  The Fund is not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.  For the fiscal year ended December 31, 2008, the Adviser earned a fee of $1,825,511 from the Fund.  For the fiscal year ended December 31, 2008, the Adviser waived management fees it earned totaling $1,098,129 or 0.46% of the Fund’s average daily net assets. At December 31, 2008, the Fund owed the Adviser $69,917 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS.

NOTE 4. INVESTMENTS

For the year ended December 31, 2008, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Amount
Purchases
U.S. Government Obligations	$139,575,868
Other	25,000,000

Sales
U.S. Government Obligations	$121,614,916
Other	5,700,000

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2008, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$213,455,313
Gross tax unrealized appreciation	3,163,597
Gross tax unrealized depreciation	(687,871)
Net tax unrealized appreciation on investments	2,475,726
Undistributed ordinary income	21,202
Undistributed long-term capital gains	—
Total distributable earnings	21,202
Other accumulated gains/(losses)	(6,993,756)
Total accumulated earnings	$(4,496,828)

As of December 31, 2008, the Fund had $4,448,814 of post-October losses, which are deferred until January 1, 2009 for tax purposes.  Net capital loss incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforwards of $3,106,839, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,416 expire December 31, 2014, $1,563,354 expire December 31, 2015 and $115,204 expire on December 31, 2016.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.45 per share for Class I and $0.48 per share for Class Y during the fiscal year ended December 31, 2008.  The tax character of distributions paid during 2008 and 2007 for the Fund was as follows:

	Fiscal Year Ended		Fiscal Year Ended
	December 31, 2008		December 31, 2007
	Class I	Class Y	Class I	Class R*	Class Y**
Distributions paid from:
Ordinary Income	$1,508,361	$7,275,852	$4,546,680	$ 678	$4,016,908
Short-term Capital Gain	—	—	—	—	—
Long-term Capital Gain	—	—	—	—	—

* For the period January 1, 2007 to April 30, 2007.
** For the period May 1, 2007 (inception) to December 31, 2007.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENTS

SFAS Interpretation 161

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivate instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivates are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact of the Fund’s financial statement disclosures, if any, is currently being assessed.

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumptions of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2008, the Reunion West Community Development District owned 50% of the outstanding shares of Class I, and the School Board of Pasco County, Florida and the School Board of Polk County, Florida owned 38% and 31% of the outstanding shares of Class Y, respectively.

NOTE 10. RECEIVABLES: SECURITIES SOLD

On September 16, 2008, the Fund attempted to redeem its position in the Reserve Primary Fund which was equal  to $7,493,429 and recorded as a receivable by the Fund for its value on that date.  On September 22, 2008, the Reserve Primary Fund was granted an order by the SEC to suspend all rights of redemption and to extend the time for payment of redemptions already requested.  On September 29, 2008, the Board of Trustees of the Reserve Primary Fund voted to liquidate the assets of its portfolio.  Prior to December 31, 2008, the Fund received $5,913,605 of its receivable balance, leaving a remaining balance of $1,579,824, which is expected to be repaid during 2009 and is included in Receivables: Securities Sold at December 31, 2008.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2008 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
The Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Core Fund (the “Fund”), a series of the WY Funds, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Core Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 23, 2009

TRUSTEES AND OFFICERS (Unaudited)

	Position(s)	Term of Office		Other
Name and	Held with the	and Length	Principal Occupation(s) During	Directorships
Date of Birth	Fund	of Time Served	Past 5 Years	Held by Trustee

“Disinterested
Persons”

Randy K. Sterns 1952	Trustee	Since 2004- indefinite term	Attorney- Bush, Ross, P.A.	None

Tammy Evans 1970	Trustee	Since 2004- indefinite term	Vice President- Marriott Vacation Club International, Inc.	None

Douglas Conner 1942	Trustee	Since 2004- indefinite term	Managing partner- Conner Properties and Conner Land, Ltd.; Chairman- J.W. Conner & Sons, Inc.; Chairman- Delta Asphalt Paving Co.; Chairman- Florida Midstate Realty	Director - J. W. Conner & Sons, Inc.; Director - Delta Asphalt Paving Co.; Director - Florida Midstate Realty

“Interested Persons”

M. Brent Wertz [1] 1969	Trustee/ Treasurer/ Secretary	Since 2004- indefinite term	Investment Adviser, Wertz York Capital Management Group LLC	Director – Three Strand Cord, Inc.

Mitchell York 1967	President	Since 2004- indefinite term	Investment Adviser, Wertz York Capital Management Group LLC	None

David E. Scott 1971	Chief Compliance Officer	Since 2008- indefinite term
Managing Member, D.E. Scott &
Associates, LLC (December 2005-
present); Chief Compliance Officer,
Strategic Value Partners, LLC
(August 2004 -December 2005);
Managing Director, IMRC Group
(August 2003-August 2004).
None

________________________
[1]
Mr. Wertz  is an “interested person” of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an “interested person” of the Trust because he has an ownership interest in Wertz York Capital Management Group, LLC, the investment adviser of the Fund.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI  53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, (02/09).

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees as determined that there is at least one audit committee financial expert serving on its audit committee.  Tammy Evans is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were Cohen Fund Audit Services, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$16,000.00	$16,000.00
Audit-Related Fees	$0.00	$0.00
Tax Fees	$1,000.00	$1,000.00
All Other Fees	$0.00	$0.00

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2008	FYE 12/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant	$0.00	$0.00
Registrant’s Investment Adviser	$0.00	$0.00

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WY Funds

By (Signature and Title)   /s/Mitchell York
Mitchell York, President

Date   3/2/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Mitchell York
Mitchell York, President

Date   3/2/2009

By (Signature and Title)   /s/M. Brent Wertz
M. Brent Wertz, Treasurer

Date   2/27/2009